Subsequent Events (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2019	Feb. 19, 2019	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	Aug. 31, 2019	Feb. 18, 2019	Feb. 26, 2018
Subsequent Event [Line Items]
Disposal Group, including discontinued operation, consideration, shares		$ 42,500									$ 127,500
disposal group, including discontinued operation, transaction costs		5,000
Proceeds from Divestiture of Businesses and Interests in Affiliates						$ 94	$ 340	$ 11,249
Clean Earth [Member]
Subsequent Event [Line Items]
disposal group, including discontinued operation, transaction costs			$ 10,700
Disposal Group, Total enterprise value			625,000		$ 625,000
Disposal Group, repayment of intercompany loans			224,600		224,600
Proceeds from Divestiture of Businesses and Interests in Affiliates					$ 327,300
Manitoba Harvest
Subsequent Event [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		$ 419,000
Disposal Group, including discontinued operation, consideration, shares	$ 42,500									$ 19,600
Disposal Group, Net indebtedness	71,300
Disposal Group, including discontinued operation, consideration, cash	50,000									$ 28,400	$ 150,000
disposal group, including discontinued operation, transaction costs	5,000
Debt and Equity Securities, Realized Gain (Loss), Excluding Other-than-temporary Impairment			$ (4,900)	$ 5,300
Proceeds from Divestiture of Businesses and Interests in Affiliates	124,200
Manitoba Harvest | Subsequent Event [Member]
Subsequent Event [Line Items]
Disposal Group, including discontinued operation, consideration, shares									$ 49,000
Rimports
Subsequent Event [Line Items]
Contingent consideration												$ 25,000
Rimports | Sterno Products
Subsequent Event [Line Items]
Contingent consideration						$ 25,000
United States of America, Dollars | Manitoba Harvest
Subsequent Event [Line Items]
Disposal Group, Net indebtedness	$ 53,700